Information by business segment and by geographic area - Investments in associates and joint ventures, intangibles and property, plant and equipment by geographic area (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information by business segment and by geographic area
Investments in associates and joint ventures	$ 3,225	$ 3,568	$ 3,696
Intangible	7,962	8,493	6,871
Property, plant and equipment	48,385	54,878	$ 55,419
Total	59,572	66,939
Brazil
Information by business segment and by geographic area
Investments in associates and joint ventures	2,604	2,993
Intangible	5,875	6,231
Property, plant and equipment	29,226	34,209
Total	37,705	43,433
Canada
Information by business segment and by geographic area
Intangible	1,956	2,118
Property, plant and equipment	9,905	10,967
Total	11,861	13,085
Americas, except Brazil and Canada
Information by business segment and by geographic area
Investments in associates and joint ventures	247	200
Total	247	200
Europe
Information by business segment and by geographic area
Property, plant and equipment	366	394
Total	366	394
Indonesia
Information by business segment and by geographic area
Intangible	1
Property, plant and equipment	2,776	2,787
Total	2,777	2,787
Asia, except Indonesia
Information by business segment and by geographic area
Investments in associates and joint ventures	374	375
Property, plant and equipment	1,025	1,100
Total	1,399	1,475
Australia
Information by business segment and by geographic area
Property, plant and equipment		45
Total		45
New Caledonia
Information by business segment and by geographic area
Property, plant and equipment	2,796	2,965
Total	2,796	2,965
Mozambique
Information by business segment and by geographic area
Intangible	130	143
Property, plant and equipment	1,459	1,532
Total	1,589	1,675
Oman
Information by business segment and by geographic area
Intangible		1
Property, plant and equipment	829	868
Total	829	869
Other regions
Information by business segment and by geographic area
Property, plant and equipment	3	11
Total	$ 3	$ 11